Related Parties - Summary of Significant Transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
BBVA
Impact on the consolidated income statement
Finance costs	€ 11	€ 8
Receipt of services	7	14
Purchase of goods	0	2
Other expenses	3	19
Total costs	21	43
Finance income	14	5
Dividends received (1)	15	8
Services rendered	40	26
Sale of goods	7	9
Other income	7	5
Total revenues	83	53
Balance sheet position
Finance arrangements: loans, capital contributions and others (borrower)	140	155
Finance arrangements: loans and capital contributions (lender)	13	10
Factoring operations	0	108
Guarantees	165	147
CaixaBank
Impact on the consolidated income statement
Finance costs	6	6
Receipt of services	5	10
Purchase of goods	53	57
Total costs	64	73
Services rendered	69	83
Sale of goods	51	67
Other income	2	1
Total revenues	122	151
Balance sheet position
Finance arrangements: loans, capital contributions and others (borrower)	148	145
Finance arrangements: loans and capital contributions (lender)	37	82
Factoring operations	0	28
Guarantees	€ 160	€ 190